Fair Value Measurements (Details) - Schedule of assets and liabilities at fair value on a recurring basis - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Total assets measured at fair value		$ 31,446	$ 55,747
Liabilities:
Warrant Liability		2,105	125
Total liabilities measured at fair value		33,796	17,398
Convertible Debt [Member]
Liabilities:
Warrant Liability		31,691	17,273
Money Market Funds [Member]
Assets:
Money market funds		31,446	55,747
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Assets:
Total assets measured at fair value	$ 44,132	31,446
Liabilities:
Warrant Liability	470	2,105
Total liabilities measured at fair value	470	2,105
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Money Market Funds [Member]
Assets:
Money market funds	44,132	31,446
Level 1 [Member]
Assets:
Total assets measured at fair value		31,446	55,747
Liabilities:
Warrant Liability		0	0
Total liabilities measured at fair value		0	0
Level 1 [Member] | Convertible Debt [Member]
Liabilities:
Warrant Liability		0	0
Level 1 [Member] | Money Market Funds [Member]
Assets:
Money market funds		31,446	55,747
Level 1 [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Assets:
Total assets measured at fair value	44,132	31,446
Liabilities:
Warrant Liability	0	0
Total liabilities measured at fair value	0	0
Level 1 [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Money Market Funds [Member]
Assets:
Money market funds	44,132	31,446
Level 3 [Member]
Assets:
Total assets measured at fair value		0	0
Liabilities:
Warrant Liability		2,105	125
Total liabilities measured at fair value		33,796	17,398
Level 3 [Member] | Convertible Debt [Member]
Liabilities:
Warrant Liability		31,691	17,273
Level 3 [Member] | Money Market Funds [Member]
Assets:
Money market funds		0	0
Level 3 [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Assets:
Total assets measured at fair value	0	0
Liabilities:
Warrant Liability	470	2,105
Total liabilities measured at fair value	470	2,105
Level 3 [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Money Market Funds [Member]
Assets:
Money market funds	0	0
Level 2 [Member]
Assets:
Total assets measured at fair value		0	0
Liabilities:
Warrant Liability		0	0
Total liabilities measured at fair value		0	0
Level 2 [Member] | Convertible Debt [Member]
Liabilities:
Warrant Liability		0	0
Level 2 [Member] | Money Market Funds [Member]
Assets:
Money market funds		0	$ 0
Level 2 [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Assets:
Total assets measured at fair value	0	0
Liabilities:
Warrant Liability	0	0
Total liabilities measured at fair value	0	0
Level 2 [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Money Market Funds [Member]
Assets:
Money market funds	$ 0	$ 0